Document and Entity Information	Nov. 09, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000820318
Document Type	8-K/A
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	Coherent Corp.
Entity Incorporation State Country Code	PA
Entity File Number	001-39375
Entity Tax Identification Number	25-1214948
Entity Address, Address Line One	375 Saxonburg Boulevard
Entity Address, City or Town	Saxonburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16056
City Area Code	(724)
Local Phone Number	352-4455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	COHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed on November 13, 2023 (the “Original 8-K”) by Coherent Corp. (the “Company”). The Original 8-K was filed, in part, to report the results of the matters submitted to a vote at the Company’s 2023 Annual Meeting of Shareholders held on November 9, 2023 (the “Annual Meeting”). The Original 8-K incorrectly announced some of the vote tallies (the “Vote Tallies”) for the proposals listed therein. The purpose of this Amendment is to disclose the corrected Vote Tallies and, to do so, the Company has amended and restated Item 5.07 of the Original 8-K below. Note, however, that although the Vote Tallies need to be amended, the ultimate outcomes of those votes remain unchanged. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original 8-K, and this Amendment should be read in conjunction with the Original 8-K.